Merger - Schedule of Pro forma Financial Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 26,004	$ 112,226
Net (loss) income	$ (232,259)	$ 29,607